Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	9,017,310	9,017,310
Common stock, shares outstanding	9,017,310	9,017,310